UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06443

Name of Fund: BlackRock Income Opportunity Trust, Inc. (BNA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Income Opportunity Trust, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Income Opportunity Trust, Inc. (BNA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Asset-Backed Securities		Par (000)	Value

	Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1, 0.54%, 11/25/34 (a)	USD	948	$660,842
	Chase Issuance Trust, Series 2009-A7, Class A7, 0.69%, 9/17/12 (a)		3,375	3,375,497
	Ford Credit Auto Owner Trust, Series 2009-A, Class A3B, 2.74%, 5/15/13 (a)		6,095	6,258,559
	Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	913	1,379,906
	Harley-Davidson Motorcycle Trust, Series 2005-2, Class A2, 4.07%, 2/15/12	USD	637	647,910
	Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.35%, 7/25/37 (a)		431	411,100
	JPMorgan Mortgage Acquisition Corp., Series 2007-CH5, Class A3, 0.35%, 5/25/37 (a)		2,465	1,242,215
	SLM Student Loan Trust, Series 2008-5, Class A2, 1.38%, 10/25/16 (a)		3,300	3,351,996
	SLM Student Loan Trust, Series 2008-5, Class A3, 1.58%, 1/25/18 (a)		840	863,800
	SLM Student Loan Trust, Series 2008-5, Class A4, 1.98%, 7/25/23 (a)		2,250	2,368,576
	Small Business Administration Participation Certificates, Series 1996-20K, Class 1, 6.95%, 11/01/16		394	425,167
	Wachovia Auto Owner Trust, Series 2006-A, Class A4, 5.38%, 3/20/13		1,345	1,375,219

				22,360,787

Interest-Only - 0.3%	Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)		6,285	414,426
	Sterling Coofs Trust, Series 1, 2.36%, 4/15/29		8,360	812,506

				1,226,932

	Total Asset-Backed Securities - 6.7%			23,587,719

Industry	Common Stocks		Shares

Auto Components - 0.0%	Lear Corp.		1,306	82,254

	Total Common Stocks - 0.0%			82,254

	Corporate Bonds		Par (000)

Aerospace & Defense - 0.9%	Honeywell International, Inc., 5.70%, 3/15/37	USD	915	988,232
	United Technologies Corp., 4.88%, 5/01/15		1,250	1,383,081
	United Technologies Corp., 6.13%, 7/15/38		750	853,880

				3,225,193

Air Freight & Logistics - 0.6%	Park-Ohio Industries, Inc., 8.38%, 11/15/14		165	126,431
	United Parcel Service, Inc., 6.20%, 1/15/38		1,710	1,961,074

				2,087,505

Beverages - 0.6%	Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 (b)		1,525	1,963,608

BlackRock Income Opportunity Trust, Inc. (BNA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

Building Products - 0.1%	CPG International I, Inc., 10.50%, 7/01/13	USD	230	$208,725
	Masco Corp., 7.13%, 8/15/13		235	245,227

				453,952

Capital Markets - 3.7%	The Bank of New York Mellon Corp., 4.30%, 5/15/14 (c)		1,560	1,666,559
	CDP Financial, Inc., 3.00%, 11/25/14 (b)		1,950	1,967,453
	CDP Financial, Inc., 5.60%, 11/25/39 (b)		2,955	3,055,671
	Credit Suisse (USA) Inc., 6.13%, 11/15/11 (d)		700	762,748
	Credit Suisse (USA) Inc., 7.13%, 7/15/32		1,000	1,201,420
	The Goldman Sachs Group, Inc., 6.60%, 1/15/12		1,000	1,094,024
	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (e)(f)		225	23
	Morgan Stanley, 4.20%, 11/20/14 (g)		1,620	1,627,491
	Morgan Stanley, 6.25%, 8/28/17		900	963,583
	Morgan Stanley, 5.63%, 9/23/19		760	769,752

				13,108,724

Chemicals - 0.7%	American Pacific Corp., 9.00%, 2/01/15		280	261,100
	Ames True Temper, Inc., 4.28%, 1/15/12 (a)		720	635,400
	Huntsman International LLC, 7.88%, 11/15/14		275	260,563
	Innophos, Inc., 8.88%, 8/15/14		975	994,500
	NOVA Chemicals Corp., 6.50%, 1/15/12		115	113,850
	NOVA Chemicals Corp., 3.65%, 11/15/13 (a)		275	247,500

				2,512,913

Commercial Banks - 2.1%	DEPFA ACS Bank, 5.13%, 3/16/37 (b)		4,150	3,224,583
	Eksportfinans A/S, 5.50%, 6/26/17		1,000	1,107,980
	Eksportfinans ASA, 3.00%, 11/17/14		1,490	1,511,562
	HSBC Holdings Plc, 6.50%, 5/02/36		1,275	1,375,909
	Royal Bank of Scotland Group Plc, 2.63%, 5/11/12 (b)		305	312,690

				7,532,724

Commercial Services & Supplies - 0.8%	DI Finance, Series B, 9.50%, 2/15/13		679	685,790
	Waste Services, Inc., 9.50%, 4/15/14		600	615,000
	West Corp., 9.50%, 10/15/14		310	302,250
	West Corp., 11.00%, 10/15/16		1,100	1,108,250

				2,711,290

Communications Equipment - 0.5%	CisCo.Systems, Inc., 4.45%, 1/15/20		1,900	1,932,610

Consumer Finance - 0.3%	Ford Motor Credit Co. LLC, 3.03%, 1/13/12 (a)		120	108,780
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12		380	379,704
	SLM Corp., Series A, 0.58%, 1/27/14 (a)		600	435,573

				924,057

Containers & Packaging - 0.4%	Ball Corp., 7.13%, 9/01/16		275	281,875
	Ball Corp., 7.38%, 9/01/19		275	281,188
	Crown Americas LLC, 7.75%, 11/15/15		150	153,000
	Impress Holdings BV, 3.41%, 9/15/13 (a)(b)		330	309,788
	Pregis Corp., 12.38%, 10/15/13		535	508,250

				1,534,101

BlackRock Income Opportunity Trust, Inc. (BNA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

Diversified Financial Services - 2.1%	FCE Bank Plc, 7.88%, 2/15/11	GBP	550	$888,965
	General Electric Capital Corp., 6.75%, 3/15/32	USD	3,000	3,076,530
	JPMorgan Chase & Co., 6.30%, 4/23/19		1,375	1,532,208
	Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		1,000	1,010,000
	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.75%, 10/15/16	EUR	550	813,463

				7,321,166

Diversified Telecommunication Services - 5.6%	AT&T, Inc., 6.55%, 2/15/39	USD	4,075	4,399,370
	BellSouth Telecommunications, Inc., 7.87%, 12/15/95 (h)		1,700	976,347
	Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		935	981,750
	Qwest Communications International, Inc., 7.50%, 2/15/14		15	14,850
	Qwest Communications International, Inc., Series B, 7.50%, 2/15/14		10	9,900
	Qwest Corp., 8.88%, 3/15/12		120	127,350
	Qwest Corp., 8.38%, 5/01/16 (b)		170	177,650
	Telecom Italia Capital SA, 4.95%, 9/30/14		4,375	4,619,164
	Telefonica Emisiones SAU, 7.05%, 6/20/36		1,000	1,172,118
	Verizon Communications, Inc., 6.40%, 2/15/38		2,100	2,252,282
	Verizon Communications, Inc., 8.95%, 3/01/39		1,125	1,536,244
	Verizon Global Funding Corp., 7.75%, 6/15/32		575	684,781
	Verizon Maryland, Inc., Series A, 6.13%, 3/01/12		1,355	1,462,331
	Verizon Maryland, Inc., Series B, 5.13%, 6/15/33		540	441,610
	Verizon Virginia, Inc., Series A, 4.63%, 3/15/13		750	789,585
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)		85	90,950
	Windstream Corp., 8.13%, 8/01/13		130	132,925
	Windstream Corp., 8.63%, 8/01/16		160	161,200

				20,030,407

Electric Utilities - 4.2%	Alabama Power Co., 6.00%, 3/01/39		550	606,855
	Duke Energy Carolinas LLC, 6.10%, 6/01/37		325	359,889
	Duke Energy Carolinas LLC, 6.00%, 1/15/38		850	933,762
	E.ON International Finance BV, 6.65%, 4/30/38 (b)		1,575	1,864,406
	EDP Finance BV, 6.00%, 2/02/18 (b)		1,250	1,379,439
	Electricite de France SA, 6.95%, 1/26/39 (b)		1,400	1,700,082
	Elwood Energy LLC, 8.16%, 7/05/26		158	141,547
	Florida Power & Light Co., 4.95%, 6/01/35		575	551,687
	Florida Power Corp., 6.35%, 9/15/37		1,450	1,640,070
	Florida Power Corp., 6.40%, 6/15/38		800	911,903
	PacifiCorp., 6.25%, 10/15/37		650	731,117
	Public Service Co. of Colorado, 6.25%, 9/01/37		1,350	1,545,947
	Southern California Edison Co., 5.63%, 2/01/36		675	710,733

BlackRock Income Opportunity Trust, Inc. (BNA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Southern California Edison Co., Series 05-E, 5.35%, 7/15/35	USD	150	$152,090
	Southern California Edison Co., Series 08-A, 5.95%, 2/01/38		1,100	1,209,040
	The Toledo Edison Co., 6.15%, 5/15/37		350	357,009

				14,795,576

Energy Equipment & Services - 0.0%	North American Energy Partners, Inc., 8.75%, 12/01/11		85	84,150

Food & Staples Retailing - 0.9%	Wal-Mart Stores, Inc., 6.50%, 8/15/37		1,975	2,316,969
	Wal-Mart Stores, Inc., 6.20%, 4/15/38		850	960,183

				3,277,152

Food Products - 0.5%	Kraft Foods, Inc., 7.00%, 8/11/37		1,670	1,829,036

Health Care Equipment & Supplies - 0.3%	DJO Finance LLC, 10.88%, 11/15/14		900	947,250

Health Care Providers & Services - 0.3%	Tenet Healthcare Corp., 9.00%, 5/01/15 (b)		670	708,525
	Tenet Healthcare Corp., 10.00%, 5/01/18 (b)		280	311,500

				1,020,025

Hotels, Restaurants & Leisure - 0.4%	American Real Estate Partners LP, 7.13%, 2/15/13		350	343,000
	Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(e)(f)		305	63,669
	McDonald’s Corp., 5.70%, 2/01/39		850	902,753

				1,309,422

Household Durables - 1.2%	Centex Corp., 5.13%, 10/01/13		1,140	1,140,000
	D.R. Horton, Inc., 6.13%, 1/15/14		1,080	1,058,400
	Irwin Land LLC, Series A-1, 5.03%, 12/15/25 (b)		575	477,658
	Irwin Land LLC, Series A-2, 5.30%, 12/15/35 (b)		780	589,095
	KB Home, 6.38%, 8/15/11		94	94,235
	Lennar Corp., Series B, 5.60%, 5/31/15		420	380,100
	Pulte Homes, Inc., 5.20%, 2/15/15		325	302,250
	Toll Brothers Finance Corp., 4.95%, 3/15/14		260	254,393

				4,296,131

Household Products - 0.3%	Kimberly-Clark, Corp., 6.63%, 8/01/37		975	1,185,743

IT Services - 0.2%	iPayment, Inc., 9.75%, 5/15/14		270	204,525
	iPayment Investors LP, 12.75%, 7/15/14 (b)(i)		1,124	449,765

				654,290

Independent Power Producers & Energy Traders - 0.1%	NRG Energy, Inc., 7.25%, 2/01/14		50	50,438
	TXU Corp., 5.55%, 11/15/14		210	144,900

				195,338

Industrial Conglomerates - 0.4%	Sequa Corp., 11.75%, 12/01/15 (b)		760	676,400
	Sequa Corp., 13.50%, 12/01/15 (b)(i)		897	780,565

				1,456,965

Insurance - 2.1%	Chubb Corp., 6.00%, 5/11/37		1,415	1,544,317
	MetLife, Inc., 5.70%, 6/15/35		1,200	1,223,371
	Metropolitan Life Global Funding I, 5.13%, 6/10/14 (b)		775	832,175

BlackRock Income Opportunity Trust, Inc. (BNA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Monument Global Funding Ltd., 0.42%, 6/16/10 (a)(b)	USD	1,990	$1,959,909
	Prudential Financial, Inc., 4.75%, 9/17/15		1,220	1,242,001
	Prudential Financial, Inc., 5.70%, 12/14/36		950	860,492

				7,662,265

Machinery - 0.3%	AGY Holding Corp., 11.00%, 11/15/14		400	326,000
	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)		1,050	824,250

				1,150,250

Marine - 0.3%	Nakilat, Inc., Series A, 6.07%, 12/31/33 (b)		1,100	1,036,838
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		148	145,595

				1,182,433

Media - 4.6%	Affinion Group, Inc., 10.13%, 10/15/13		740	754,800
	Belo Corp., 6.75%, 5/30/13		205	199,363
	CMP Susquehanna Corp., 3.52%, 5/15/14 (b)		55	1,100
	Charter Communications Holdings II, LLC, 13.50%, 11/30/16		495	587,340
	Comcast Cable Communications Holdings, Inc., 8.38%, 3/15/13		1,415	1,656,542
	Comcast Cable Communications LLC, 6.75%, 1/30/11		1,000	1,060,431
	Local Insight Regatta Holdings, Inc., 11.00%, 12/01/17		977	586,200
	Network Communications, Inc., 10.75%, 12/01/13		195	78,488
	News America Holdings, Inc., 8.45%, 8/01/34		2,475	2,956,350
	News America Holdings, Inc., 8.15%, 10/17/36		145	166,024
	Nielsen Finance LLC, 10.00%, 8/01/14		1,060	1,094,450
	Rainbow National Services LLC, 8.75%, 9/01/12 (b)		225	228,375
	Rainbow National Services LLC, 10.38%, 9/01/14 (b)		1,070	1,120,825
	TCI Communications, Inc., 8.75%, 8/01/15		1,495	1,825,136
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		1,310	1,215,025
	Time Warner Cable, Inc., 7.30%, 7/01/38		970	1,093,526
	Time Warner Cos., Inc., 7.57%, 2/01/24		1,635	1,838,948

				16,462,923

Metals & Mining - 0.6%	Falconbridge Ltd., 6.00%, 10/15/15		600	641,897
	Falconbridge Ltd., 6.20%, 6/15/35		1,550	1,420,522

				2,062,419

Multi-Utilities - 0.9%	Dominion Resources, Inc., 6.00%, 11/30/17		1,135	1,252,143
	Energy East Corp., 6.75%, 7/15/36		1,675	1,901,736

				3,153,879

Oil, Gas & Consumable Fuels - 6.8%	BP Capital Markets Plc, 3.13%, 3/10/12		1,505	1,567,652
	Berry Petroleum Co., 8.25%, 11/01/16		160	156,000
	Burlington Resources Finance Co., 7.40%, 12/01/31		950	1,144,252
	Canadian Natural Resources, Ltd., 6.50%, 2/15/37		430	467,773
	Canadian Natural Resources, Ltd., 6.25%, 3/15/38		500	531,039
	Canadian Natural Resources, Ltd., 6.75%, 2/01/39		950	1,074,669
	Cenovus Energy, Inc., 6.75%, 11/15/39 (b)		840	923,335

BlackRock Income Opportunity Trust, Inc. (BNA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Conoco Funding Co., 7.25%, 10/15/31	USD	150	$177,787
	ConocoPhillips, 4.60%, 1/15/15		450	488,395
	ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		150	158,315
	ConocoPhillips Holding Co., 6.95%, 4/15/29		700	812,603
	Devon Energy Corp., 7.95%, 4/15/32		650	830,584
	EXCO Resources, Inc., 7.25%, 1/15/11		240	238,800
	EnCana Corp., 6.50%, 8/15/34		70	75,898
	EnCana Corp., 6.63%, 8/15/37		775	853,384
	Encore Acquisition Co., 6.00%, 7/15/15		50	49,875
	Enterprise Products Operating LLC, 6.13%, 2/01/13		710	771,054
	Enterprise Products Operating LLC, 6.13%, 10/15/39		700	692,836
	Kinder Morgan, Inc., 6.50%, 9/01/12		195	200,363
	MidAmerican Energy Co., 5.80%, 10/15/36		800	845,040
	MidAmerican Energy Holdings Co., 5.95%, 5/15/37		950	996,303
	MidAmerican Energy Holdings Co., 6.50%, 9/15/37		2,115	2,381,403
	OPTI Canada, Inc., 8.25%, 12/15/14		165	132,000
	Petrobras International Finance Co., 5.75%, 1/20/20		1,840	1,874,500
	Sabine Pass LNG LP, 7.50%, 11/30/16		350	290,500
	Shell International Finance BV, 6.38%, 12/15/38		2,050	2,378,072
	Valero Energy Corp., 6.63%, 6/15/37		550	531,446
	Whiting Petroleum Corp., 7.25%, 5/01/12		20	20,100
	Whiting Petroleum Corp., 7.25%, 5/01/13		375	376,875
	XTO Energy, Inc., 6.75%, 8/01/37		2,125	2,360,259
	XTO Energy, Inc., 6.38%, 6/15/38		925	994,665

				24,395,777

Paper & Forest Products - 2.1%	International Paper Co., 7.30%, 11/15/39		775	772,993
	NewPage Corp., 10.00%, 5/01/12		140	90,300
	NewPage Corp., 11.38%, 12/31/14 (b)		6,780	6,678,300

				7,541,593

Pharmaceuticals - 2.4%	Eli Lilly & Co., 3.55%, 3/06/12		630	663,027
	GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38		1,500	1,718,507
	Roche Holdings, Inc., 7.00%, 3/01/39 (b)		900	1,132,396
	Schering-Plough Corp., 6.55%, 9/15/37		1,250	1,475,756
	Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36		1,475	1,548,014
	Wyeth, 5.95%, 4/01/37 (c)		1,775	1,948,602

				8,486,302

Professional Services - 0.0%	FTI Consulting, Inc., 7.75%, 10/01/16		125	123,281

Real Estate Investment Trusts (REITs) - 0.1%	iStar Financial, Inc., 5.65%, 9/15/11		300	210,000

Road & Rail - 0.3%	Canadian National Railway Co., 6.38%, 10/15/11		1,000	1,093,917
	The Hertz Corp., 8.88%, 1/01/14		135	135,675

				1,229,592

Software - 0.7%	BMS Holdings, Inc., 8.35%, 2/15/12 (a)(b)(i)		132	2,645
	Oracle Corp., 5.75%, 4/15/18 (c)(d)		2,300	2,557,763

				2,560,408

BlackRock Income Opportunity Trust, Inc. (BNA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

Specialty Retail - 0.1%	General Nutrition Centers, Inc., 10.75%, 3/15/15	USD	405	$411,075
	Lazy Days’ R.V. Center, Inc., 11.75%, 5/15/12 (e)(f)		357	3,570

				414,645

Textiles, Apparel & Luxury Goods - 0.1%	Quiksilver, Inc., 6.88%, 4/15/15		250	191,250

Thrifts & Mortgage Finance - 0.4%	Achmea Hypotheekbank NV, 3.20%, 11/03/14 (b)(g)		1,325	1,357,999

Wireless Telecommunication Services - 1.9%	Cricket Communications, Inc., 10.00%, 7/15/15		105	101,850
	Digicel Group Ltd., 8.88%, 1/15/15 (b)		270	261,900
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		60	60,150
	Nextel Communications, Inc., Series E, 6.88%, 10/31/13		410	389,500
	Rogers Communications, Inc., 7.50%, 8/15/38		1,175	1,429,667
	Sprint Capital Corp., 6.88%, 11/15/28		780	585,000
	Sprint Capital Corp., 8.75%, 3/15/32		350	299,688
	Vodafone Group Plc, 7.75%, 2/15/10		1,000	1,014,230
	Vodafone Group Plc, 4.15%, 6/10/14 (c)		2,500	2,612,470

				6,754,455

	Total Corporate Bonds - 50.9%			181,328,799

	Foreign Agency Obligations

	Bundesrepublik Deutschland, Series 08, 4.75%, 7/04/40	EUR	3,000	5,187,273
	Canadian Government Bond, 3.75%, 6/01/19	CAD	4,525	4,473,979
	Italy Government International Bond, 5.38%, 6/15/33	USD	470	485,622
	Japan Finance Corp., 2.00%, 6/24/11		880	896,142
	Kreditanstalt fuer Wiederaufbau, 2.75%, 10/21/14		2,010	2,042,578
	Landwirtschaftliche Rentenbank, 4.13%, 7/15/13		120	128,926
	Landwirtschaftliche Rentenbank, Series E, 5.25%, 7/02/12		405	444,671
	Landwirtschaftliche Rentenbank, Series E, 4.38%, 1/15/13		260	278,196
	Landwirtschaftliche Rentenbank, Series E, 4.00%, 2/02/15		235	250,842
	Province of Ontario Canada, 4.10%, 6/16/14		1,310	1,400,740
	Province of Ontario Canada, Series 1, 1.88%, 11/19/12		1,180	1,189,680
	Qatar Government International Bond, 4.00%, 1/20/15 (b)		1,560	1,561,950

	Total Foreign Agency Obligations - 5.2%			18,340,599

	Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 5.3%	Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		1,100	507,275
	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1, Class 2A1, 5.43%, 2/25/47 (a)		958	618,119
	Collateralized Mortgage Obligation Trust, Series 40, Class R, 0.58%, 4/01/18		98	98

BlackRock Income Opportunity Trust, Inc. (BNA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-Agency Mortgage-Backed Securities		Par (000)	Value

	Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1A15, 5.50%, 12/25/35	USD	1,700	$1,273,887
	Countrywide Alternative Loan Trust, Series 2006-0A21, Class A1, 0.43%, 3/20/47 (a)		1,000	481,977
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-0A5, Class 2A1, 0.44%, 4/25/46 (a)		400	183,844
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-10, Class A22, 6.00%, 7/25/37		917	733,910
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust, Series 2006-0A1, Class A1, 0.44%, 2/25/47 (a)		330	161,202
	GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.25%, 7/25/35 (a)		3,917	3,565,259
	GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 5.17%, 1/25/36 (a)		921	650,101
	Harborview Mortgage Loan Trust, Series 2005-8, Class 1A2A, 0.57%, 9/19/35 (a)		109	57,355
	Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.42%, 12/25/36 (a)		899	519,429
	IndyMac IMJA Mortgage Loan Trust, Series 2007-A1, Class A4, 6.00%, 8/25/37		1,100	660,355
	JPMorgan Mortgage Trust, Series 2007-S1, Class 2A22, 5.75%, 3/25/37		883	713,349
	JPMorgan Mortgage Trust, Series 2007-S2, Class 1A15, 6.75%, 6/25/37		1,159	924,778
	Maryland Insurance Backed Securities Trust, Series 2006-1A, Class, 5.55%, 12/10/65		2,500	875,000
	Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 5.78%, 5/25/36 (a)		911	516,947
	Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33		4,688	4,549,650
	WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 1.67%, 5/25/47 (a)		465	234,414
	WaMu Mortgage Pass-Through Certificates, Series 2007-0A5, Class 1A, 1.38%, 6/25/47 (a)		410	207,012
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A9, 5.50%, 3/25/36		731	673,717
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4, 5.78%, 4/25/36 (a)		300	225,261
	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A21, 6.00%, 7/25/37		727	525,370

				18,858,309

Commercial Mortgage-Backed Securities - 21.6%	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A2, 4.95%, 2/11/41		2,100	2,102,285
	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2, 4.74%, 9/11/42		5,105	5,107,036
	CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, 12/15/35		2,970	3,055,239

BlackRock Income Opportunity Trust, Inc. (BNA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.10%, 12/10/49 (a)	USD	2,020	$1,755,825
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.02%, 12/10/49 (a)		1,515	1,292,042
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A3, 5.09%, 7/10/37 (a)		990	997,170
DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B, 7.18%, 11/10/33		1,821	1,863,763
First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class D, 6.78%, 11/18/35		2,630	2,795,799
First Union National Bank Commercial Mortgage, Series 2000-C2, Class A2, 7.20%, 10/15/32		1,556	1,593,479
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.27%, 12/10/35		2,310	2,460,024
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2, 4.93%, 7/10/39		2,580	2,672,422
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4, 4.55%, 12/10/41		2,475	2,485,270
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class A3, 5.86%, 10/12/35		1,990	2,060,502
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A4, 4.53%, 1/12/37		2,380	2,393,534
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD1, Class A2, 5.99%, 6/15/49 (a)		14,000	14,194,061
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A3, 5.07%, 6/15/29 (a)		2,530	2,569,460
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4, 4.95%, 9/15/30		4,625	4,550,963
Merrill Lynch Mortgage Trust, Series 2004BPC1, Class A3, 4.47%, 10/12/41 (a)		4,280	4,331,138
Morgan Stanley Capital I, Series 1997-HF1, Class X, 3.44%, 7/15/29 (a)(b)		14	1
Morgan Stanley Capital I, Series 2005-T17, Class A4, 4.52%, 12/13/41		2,695	2,722,116
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A3, 5.38%, 10/15/44 (a)		940	946,199
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2, 5.50%, 10/15/48 (j)		14,000	14,142,058
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 6.10%, 2/15/51 (a)		1,105	941,776

			77,032,162

BlackRock Income Opportunity Trust, Inc. (BNA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-Agency Mortgage-Backed Securities		Par (000)	Value

Interest Only Collateralized Mortgage Obligations - 0.0%	Collateralized Mortgage Obligation Trust, Series 42, Class R, 6.00%, 10/01/14	USD	11	$682
	GSMPS Mortgage Loan Trust, Series 1998-5, Class IO, 0.97%, 6/19/27 (a)(b)		2,945	58,909
	Salomon Brothers Mortgage Securities VII, Inc., Series 2000-1, Class IO, 0.49%, 3/25/22 (a)		819	4

				59,595

	Total Non-Agency Mortgage-Backed Securities - 26.9%			95,950,066

Industry	Other Interests (k)		Beneficial Interest

Auto Components - 0.0%	Lear Corp. Escrow		130,000	1

Health Care Providers & Services - 0.0%	Critical Care Systems International, Inc.		1,895	381

	Total Other Interests - 0.0%			382

	Preferred Securities

	Capital Trusts		Par (000)

Diversified Financial Services - 0.9%	JPMorgan Chase Capital XXV, 6.80%, 10/01/37 (c)		3,265	3,220,449

Insurance - 1.1%	The Allstate Corp., 6.50%, 5/15/67 (a)		2,150	1,784,500
	Lincoln National Corp., 6.05%, 4/20/67 (a)		750	536,250
	Progressive Corp., 6.70%, 6/15/67 (a)		665	565,250
	The Travelers Cos., Inc., 6.25%, 3/15/67 (a)		750	679,598
	ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)		575	458,563

				4,024,161

	Total Capital Trusts - 2.0%			7,244,610

	Preferred Stocks		Shares

Media - 0.0%	CMP Susquemanna Radio Holdings Corp. (b)(l)		12,873	—

	Total Preferred Stocks - 0.0%			—

	Total Preferred Securities - 2.0%			7,244,610

	Taxable Municipal Bonds		Par (000)

County/City/Special District/School District - 0.1%	Dallas Area Rapid Transit, RB, Build America Bonds, 6.00%, 12/01/44	USD	260	282,823

Diversified Consumer Services - 0.3%	Board of Trustees of The Leland Stanford Junior University, 4.25%, 5/01/16		470	506,298
	Princeton University, 5.70%, 3/01/39		575	613,404

				1,119,702

BlackRock Income Opportunity Trust, Inc. (BNA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Taxable Municipal Bonds		Par (000)	Value

State - 1.5%	New York State Dormitory Authority, RB, Build America Bonds, Taxable, 5.63%, 3/15/39	USD	550	$556,886
	State of California, GO, Build America Bonds, 7.30%, 10/01/39		740	739,985
	State of California, GO, Taxable, Various Purpose 3, 5.45%, 4/01/15		2,475	2,577,663
	State of Texas, GO, Build America Bonds, Taxable, 5.52%, 4/01/39		1,325	1,369,467

				5,244,001

Transportation - 0.3%	Metropolitan Transportation Authority, RB, Build America Bonds, Taxable, 7.34%, 11/15/39		670	798,473
	Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		395	412,834

				1,211,307

Utilities - 0.1%	Chicago Metropolitan Water Reclamation District-Greater Chicago Illinois, GO, Build America Bonds, Taxable, 5.72%, 12/01/38		495	524,101

	Total Taxable Municipal Bonds - 2.3%			8,381,934

	U.S. Government Obligations

	U.S. Treasury Bonds, 7.25%, 5/15/16		680	870,559
	U.S. Treasury Bonds, 8.00%, 11/15/21 (g)		12,600	18,051,466
	U.S. Treasury Bonds, 7.13%, 2/15/23 (c)		1,150	1,560,406
	U.S. Treasury Bonds, 6.13%, 11/15/27 (d)		1,510	1,920,296
	U.S. Treasury Notes, 1.38%, 11/15/12		5	5,039
	U.S. Treasury Notes, 2.25%, 10/31/14		4,680	4,768,124
	U.S. Treasury Notes, 4.00%, 8/15/18		3,200	3,424,998
	U.S. Treasury Notes, 3.38%, 11/15/19		8,610	8,736,481
	U.S. Treasury Notes, 8.13%, 5/15/21 (g)		6,850	9,840,450
	U.S. Treasury Notes, 5.25%, 2/15/29		600	694,313
	U.S. Treasury Notes, 4.25%, 5/15/39 (g)		2,240	2,257,149
	U.S. Treasury Notes, 4.50%, 8/15/39		225	236,391

	Total U.S. Government Obligations - 14.7%			52,365,672

	U.S. Government Sponsored Agency Securities

Agency Obligations - 11.3%	Fannie Mae, 2.63%, 11/20/14 (g)		2,090	2,127,867
	Fannie Mae, 0.00%, 10/09/19 (g)		6,125	3,523,063
	Fannie Mae, 7.13%, 1/15/30 (g)		4,000	5,264,852
	Fannie Mae, 5.63%, 7/15/37 (d)		825	919,680
	Federal Home Loan Banks, 5.38%, 9/30/22 (g)		5,600	6,257,110
	Federal Home Loan Banks, 5.25%, 12/09/22 (d)		700	766,297
	Federal Home Loan Banks, 5.37%, 9/09/24 (d)		1,100	1,224,087

BlackRock Income Opportunity Trust, Inc. (BNA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	U.S. Government Sponsored Agency Securities		Par (000)		Value

	Federal Home Loan Mortgage Corp., 1.13%, 12/15/11 (g)	USD	5,600		$5,632,413
	Federal Housing Administration, General Motors Acceptance Corp. Projects, Series 44, 7.43%, 8/01/22		68		67,065
	Federal Housing Administration, Merrill Projects, Series 29, 7.43%, 10/01/20		45		44,704
	Federal Housing Administration, Merrill Projects, Series 42, 7.43%, 9/25/22		44		43,954
	Federal Housing Administration, Reilly Project, Series B-11, 7.40%, 4/01/21		1,538		1,522,194
	Federal Housing Administration, Westmore Project, 7.25%, 4/01/21		1,509		1,493,628
	Freddie Mac, 1.75%, 6/15/12 (g)		1,200		1,220,174
	Overseas Private Investment Corp., 4.09%, 5/29/12		387		380,941
	Overseas Private Investment Corp., 4.30%, 5/29/12		973		971,795
	Overseas Private Investment Corp., 4.64%, 5/29/12		824		822,131
	Overseas Private Investment Corp., 4.68%, 5/29/12		466		456,032
	Overseas Private Investment Corp., 4.87%, 5/29/12		3,546		3,540,823
	Resolution Funding Corp., 8.53%, 4/15/30 (m)		6,055		2,268,488
	Tennessee Valley Authority, 5.25%, 9/15/39		1,750		1,791,199

					40,338,497

Collateralized Mortgage Obligations - 0.6%	Fannie Mae Trust, Series 1991-46, Class S, 1.40%, 5/25/21 (a)		—	(n)	3,892
	Fannie Mae Trust, Series 1991-87, Class S, 26.02%, 8/25/21 (a)		36		51,525
	Fannie Mae Trust, Series 2005-5, Class PK, 5.00%,12/25/34		1,734		1,858,923
	Fannie Mae Trust, Series G-7, Class S, 116.20%, 3/25/21 (a)		—	(n)	2,759
	Fannie Mae Trust, Series G-17, Class S, 0.58%, 6/25/21 (a)		—	(n)	3,729
	Fannie Mae Trust, Series G-33, Class PV, 1.08%, 10/25/21 (a)		206		4,797
	Fannie Mae Trust, Series G-49, Class S, 5.55%, 12/25/21 (a)		—	(n)	1,599
	Freddie Mac Multiclass Certificates, Series 19, Class R, 9.76%, 3/15/20 (a)		—	(n)	973
	Freddie Mac Multiclass Certificates, Series 75, Class R, 9.50%, 1/15/21		—	(n)	2
	Freddie Mac Multiclass Certificates, Series 75, Class RS, 20.01%, 1/15/21 (a)		—	(n)	2
	Freddie Mac Multiclass Certificates, Series 173, Class R, 0.00%, 11/15/21		—	(n)	8

BlackRock Income Opportunity Trust, Inc. (BNA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	U.S. Government Sponsored Agency Securities		Par (000)		Value

	Freddie Mac Multiclass Certificates, Series 173, Class RS, 9.19%, 11/15/21 (a)	USD	—	(n)	$8
	Freddie Mac Multiclass Certificates, Series 192, Class U, 1.01%, 2/15/22		16		327
	Freddie Mac Multiclass Certificates, Series 1057, Class J, 1.01%, 3/15/21		—	(n)	1,241
	Freddie Mac Multiclass Certificates, Series 1611, Class JC, 10.00%, 8/15/23 (a)		82		83,274

					2,013,059

Federal Deposit Insurance Corporation Guaranteed - 6.0%	Citibank NA, 1.38%, 8/10/11 (g)		5,200		5,252,598
	Citibank NA, 1.75%, 12/28/12 (g)		2,330		2,352,745
	Citigroup Funding, Inc., 2.13%, 7/12/12 (g)		1,460		1,495,548
	Citigroup Funding, Inc., 1.88%, 10/22/12 (g)		2,900		2,940,391
	General Electric Capital Corp., 2.25%, 3/12/12 (g)		1,850		1,897,480
	General Electric Capital Corp., 2.00%, 9/28/12 (g)		1,850		1,883,979
	General Electric Capital Corp., 2.13%, 12/21/12 (g)		2,800		2,856,395
	General Electric Capital Corp., 2.63%, 12/28/12 (g)		2,450		2,539,609

					21,218,745

Interest Only Collateralized Mortgage Obligations - 0.6%	Fannie Mae Trust, Series 7, Class 2, 8.50%, 4/01/17		3		466
	Fannie Mae Trust, Series 89, Class 2, 8.00%, 10/01/18		6		774
	Fannie Mae Trust, Series 94, Class 2, 9.50%, 8/01/21		2		399
	Fannie Mae Trust, Series 1990-123, Class M, 1.01%, 10/25/20		—	(n)	313
	Fannie Mae Trust, Series 1990-136, Class S, 0.02%, 11/25/20 (a)		8,696		11,721
	Fannie Mae Trust, Series 1991-38, Class N, 1.01%, 4/25/21		—	(n)	39
	Fannie Mae Trust, Series 1991-99, Class L, 0.93%, 8/25/21		—	(n)	1,555
	Fannie Mae Trust, Series 1991-139, Class PT, 0.65%, 10/25/21		—	(n)	2,105
	Fannie Mae Trust, Series 1997-50, Class SI, 1.20%, 4/25/23 (a)		238		7,556
	Fannie Mae Trust, Series 2004-90, Class JH, 1.83%, 11/25/34 (a)		16,465		1,558,985
	Fanie Mae Trust, Series G-10, Class S, 0.58%, 5/25/21 (a)		—	(n)	8,344
	Fannie Mae Trust, Series G-12, Class S, 0.61%, 5/25/21 (a)		—	(n)	5,973
	Fannie Mae Trust, Series G92-5, Class H, 9.00%, 1/25/22		51		8,525
	Freddie Mac Multiclass Certificates, Series 176, Class M, 1.01%, 7/15/21		—	(n)	379
	Freddie Mac Multiclass Certificates, Series 200, Class R, 98.52%, 12/15/22 (a)		—	(n)	9
	Freddie Mac Multiclass Certificates, Series 1043, Class H, 0.02%, 2/15/21 (a)		5		8,908

BlackRock Income Opportunity Trust, Inc. (BNA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	U.S. Government Sponsored Agency Securities		Par (000)		Value

	Freddie Mac Multiclass Certificates, Series 1054, Class I, 0.44%, 3/15/21 (a)	USD	—	(n)	$907
	Freddie Mac Multiclass Certificates, Series 1056, Class KD, 1.08%, 3/15/21		41		1,021
	Freddie Mac Multiclass Certificates, Series 1148, Class E, 0.59%, 10/15/21 (a)		—	(n)	2,684
	Freddie Mac Multiclass Certificates, Series 1179, Class O, 1.01%, 11/15/21		—	(n)	24
	Freddie Mac Multiclass Certificates, Series 1254, Class Z, 8.50%, 4/15/22		107		19,784
	Freddie Mac Multiclass Certificates, Series 1831, Class PG, 6.50%, 3/15/11		39		1,066
	Freddie Mac Multiclass Certificates, Series 2611, Class QI, 5.50%, 9/15/32		3,822		430,794

					2,072,331

Mortgaged-Backed Securities - 24.9%	Fannie Mae Guaranteed Pass-Through Certificates:
	4.50%, 4/01/39 - 9/01/39 (g)		10,179		10,462,828
	4.50%, 12/15/39 - 1/15/40 (c)(o)		27,000		27,701,964
	5.00%, 1/01/23 (g)		1,936		2,061,745
	5.00%, 12/15/39 (o)		8,700		9,124,125
	5.50%, 12/01/13 - 7/01/16		415		448,361
	5.50%, 12/15/39 - 1/15/40 (o)		10,900		11,565,841
	6.00%, 3/01/16 - 7/01/17		390		423,840
	6.00%, 3/01/34 - 1/15/40 (g)		18,719		20,151,791
	Freddie Mac Mortgage Participation Certificates:
	5.00%, 2/01/22 - 4/01/22 (g)		1,752		1,869,615
	5.50%, 11/01/38		4,454		4,747,143
	Ginnie Mae MBS Certificates, 8.00%, 4/15/24 - 6/15/25		71		82,006

					88,639,259

Principal Only Collateralized Mortgage Obligations - 0.0%	Fannie Mae Trust, Series 203, Class 1, 0.00%, 2/01/23		14		12,177
	Fannie Mae Trust, Series 228, Class 1, 0.00%, 6/01/23		9		8,071
	Fannie Mae Trust, Series 1991-167, Class D, 0.00%, 10/25/17		2		2,239
	Fannie Mae Trust, Series 1993-51, Class E, 0.00%, 2/25/23		45		39,129
	Fannie Mae Trust, Series 1993-70, Class A, 0.00%, 5/25/23		7		6,555
	Freddie Mac Multiclass Certificates, Series 1739, Class B, 0.00%, 2/15/24		45		42,949

					111,120

	Total U.S. Government Sponsored Agency Securities - 43.4%				154,393,011

BlackRock Income Opportunity Trust, Inc. (BNA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Warrants (p)		Shares	Value

Auto Components - 0.0%	Lear Corp. (expires 11/09/14)		510	$31,337

Media - 0.0%	CMP Susquemanna Radio Holdings Corp. (expires 3/26/19) (b)		14,710	—

	Total Warrants - 0.0%			31,337

	Total Long-Term Investments (Cost - $533,445,300) - 152.1%			541,706,383

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (q)(r)		258,336	258,336

	Total Short-Term Securities (Cost - $258,336) - 0.1%			258,336

	Options Purchased		Contracts (s)

Over-the-Counter Call Swaptions Purchased	Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expires 3/11/10, Broker Barclays Bank Plc		3	53

Exchange-Traded Put Option Purchased	Euro-Dollar Future, Strike Price USD 98.25, Expires 9/13/10		234	96,525

Over-the-Counter Put Swaptions Purchased	Pay a fixed rate of 4.71% and receive a floating rate based on the 3-month LIBOR, expires 11/18/13, Broker JPMorgan Chase Bank NA		16	565,776
	Pay a fixed rate of 5.04% and receive a floating rate based 3-month LIBOR, expires 10/15/12, Broker JPMorgan Chase Bank NA		28	1,364,052
	Pay a fixed rate of 5.09% and receive a floating rate based on 3-month LIBOR, expires 10/29/12, Broker Credit Suisse International		4	207,253
	Pay a fixed rate of 5.35% and receive a floating rate based 3-month LIBOR, expires 2/04/10, Broker JPMorgan Chase Bank NA		36	2,293

				2,139,374

	Total Options Purchased (Cost - $2,869,327) - 0.6%			2,235,952

	Total Investments Before TBA Sale Commitments and Options Written (Cost - $536,572,963*) - 152.8%			544,200,671

	TBA Sale Commitments (o)		Par (000)

	Fannie Mae Guaranteed Pass-Through Certificates:
	4.50%, 4/01/39 - 9/01/39	USD	(21,921)	(22,273,010)
	5.00%, 1/01/23		(1,896)	(1,911,938)
	5.50%, 12/01/13 - 7/01/16		(424,844)	(428,250)
	6.00%, 3/01/34 - 1/15/40		(5,087)	(5,145,000)

BlackRock Income Opportunity Trust, Inc. (BNA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	TBA Sale Commitments (o)		Par (000)	Value

	Freddie Mac Mortgage Participation Certificates:
	5.00%, 2/01/22 - 4/01/22	USD	(1,794)	$(1,805,453)
	5.50%, 11/01/38		(4,617)	(4,683,250)

	Total TBA Sale Commitments (Proceeds - $35,741,406) - (10.2)%			(36,246,901)

	Options Written		Contracts (s)

Over-the-Counter Call Swaptions Written	Pay a fixed rate of 5.33% and receive a floating rate based on 3-month LIBOR, expires 7/20/13, Broker JPMorgan Chase Bank NA		9	(675,574)
	Pay a fixed rate of 4.92% and receive a floating rate based on 3-month LIBOR, expires 11/20/10, Broker Barclays Bank Plc		15	(1,722,360)
	Pay a fixed rated of 3.60% and receive a floating rate based on 3-month LIBOR, expires 2/20/10, Broker JPMorgan Chase Bank NA		3	(77,843)
	Pay a fixed rated of 3.83% and receive a floating rate based on 3-month LIBOR, expires 5/04/10, Broker Deutsche Bank AG		15	(678,270)
	Pay a fixed rated of 2.45% and receive a floating rate based on 3-month LIBOR, expires 12/19/09, Broker Barclays Bank Plc		11	(110)
	Pay a fixed rated of 5.67% and receive a floating rate based on 3-month LIBOR, expires 1/04/10, Broker Citibank NA		12	(2,508,570)

				(5,662,727)

Exchange-Traded Put Option Written	Euro-Dollar Future, Strike Price USD 98.25, Expires 9/13/10		234	(57,038)

Over-the-Counter Put Swaptions Written	Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expires 3/11/10, Broker Barclays Bank Plc		3	(57,225)
	Receive a fixed rate of 3.83% and pay a floating rate based on 3-month LIBOR, expires 5/04/10, Broker Deutsche Bank AG		15	(259,095)
	Receive a fixed rate of 4.10% and pay a floating rate based on 3-month LIBOR, expires 2/04/10, Broker JPMorgan Chase Bank NA		3	(6,650)
	Receive a fixed rate of 6.04% and pay a floating rate based on 3-month LIBOR, expires 10/15/12, Broker JPMorgan Chase Bank NA		28	(858,901)
	Receive a fixed rate of 6.09% and pay a floating rate based on 3-month LIBOR, expires 10/29/12, Broker Credit Suisse International		4	(130,992)
	Receive a fixed rate of 4.92% and pay a floating rate based on 3-month LIBOR, expires 11/20/10, Broker Barclays Bank Plc		15	(226,815)

BlackRock Income Opportunity Trust, Inc. (BNA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Options Written	Contracts (s)	Value

Receive a fixed rated of 2.45% and pay a floating rate based on 3-month LIBOR, expires 12/19/09, Broker Barclays Bank Plc	11	$(838,046)
Receive a fixed rate of 5.33% and pay a floating rate based on 3-month LIBOR, expires 7/20/13, Broker JPMorgan Chase Bank NA	9	(243,211)
Receive a fixed rate of 5.67% and pay a floating rate based on 3-month LIBOR, expires 1/16/10, Broker Citibank NA	12	(124)

		(2,621,059)

Total Options Written (Premiums Received - $7,021,734) - (2.3)%		(8,340,824)

Total Investments, Net of TBA Sale Commitments and Options Written - 140.3%		499,612,946
Liabilities in Excess of Other Assets - (40.3)%		(143,586,676)

Net Assets - 100.0%		$356,026,270

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$536,572,963

Gross unrealized appreciation	$23,757,752
Gross unrealized depreciation	(16,130,044)

Net unrealized appreciation	$7,627,708

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of the security has been pledged as collateral in connection with swaps.

(d)	All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(j)	Security held as collateral in connection with TALF program.

(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(l)	Security is perpetual in nature and has no stated maturity date.

(m)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(n)	Amount is less than $1,000.

BlackRock Income Opportunity Trust, Inc. (BNA)
Schedule of Investments November 30, 2009 (Unaudited)

(o)	Represents or includes a “to-be-announced” transaction. The Trust has committed to purchasing (selling) securities for which all specific information is not available at this time.

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America Securities LLC	$(278,500)	$(32,531)
Citigroup Global Markets, Inc.	$(7,082,281)	$(148,076)
Deutsche Bank Securities, Inc.	$(2,614,529)	$(149,161)
Goldman Sachs & Co.	$22,448,792	$191,893
JPMorgan Securities, Ltd.	$5,132,030	$44,530
Morgan Stanley Capital Services, Inc.	$4,501,124	$109,382

(p)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(q)	Represents the current yield as of report date.

(r)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional
Class	$(29,742,325)	$743

(s)	One contract represents a notional amount of $1,000,000.

•	Portfolio Abbreviations:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
LIBOR	London Inter-Bank Offered Rate
RB	Revenue Bonds
USD	US Dollar

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of November 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	7,457,027	EUR	5,016,500	Citibank NA	1/20/10	$(74,136)
USD	4,519,141	CAD	4,695,500	Goldman Sachs	1/27/10	70,159
USD	966,885	GBP	577,000	Citibank NA	1/27/10	18,031

Total						$14,054

•	Financial future contracts purchased as of November 30, 2009 were as follows:

Contracts	Issue	Expiration	Face Value	Unrealized Appreciation

1,199	30-Year U.S.
	Treasury Bond	March 2010	$144,521,731	$2,618,051

BlackRock Income Opportunity Trust, Inc. (BNA)
Schedule of Investments November 30, 2009 (Unaudited)

•	Financial future contracts sold as of November 30, 2009 were as follows:

Contracts	Issue	Expiration	Face Value	Unrealized

330	2-Year U.S. Treasury Bond	March 2010	$71,624,500	$(279,406)
942	5-Year U.S. Treasury Bond	March 2010	$109,922,679	(541,540)
171	10-Year U.S. Treasury Bond	March 2010	$20,483,148	(26,164)

Total				$(847,110)

•	Reverse repurchase agreements outstanding as of November 30, 2009 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Banc of America Securities LLC	0.12%	9/30/09	Open	$5,377,114	$5,376,000
Banc of America Securities LLC	0.16%	10/07/09	Open	2,857,199	2,856,500
JPMorgan Chase Bank NA	0.11%	10/09/09	Open	1,620,037	1,619,750
JPMorgan Chase Bank NA	0.12%	10/09/09	Open	5,703,822	5,702,813
Banc of America Securities LLC	0.14%	10/13/09	Open	12,267,416	12,265,126
Credit Suisse Securities (USA) LLC	0.16%	10/15/09	Open	6,298,738	6,297,422
Credit Suisse Securities (USA) LLC	0.13%	10/16/09	Open	4,245,580	4,244,875
JPMorgan Chase Bank NA	0.18%	10/19/09	Open	5,180,088	5,179,800
Credit Suisse Securities (USA) LLC	0.12%	10/21/09	Open	12,160,662	12,159,000
Credit Suisse Securities (USA) LLC	0.13%	10/21/09	Open	5,426,013	5,425,210
Credit Suisse Securities (USA) LLC	0.10%	10/23/09	Open	2,017,366	2,017,164
Banc of America Securities LLC	0.11%	10/27/09	Open	2,266,167	2,265,924
Barclays Capital Inc.	0.12%	11/03/09	Open	6,419,703	6,419,125
Barclays Capital Inc.	0.15%	11/03/09	Open	4,198,240	4,197,750
Barclays Capital Inc.	0.12%	11/04/09	Open	1,632,677	1,632,536
Banc of America
Securities LLC	0.22%	11/09/09	1/13/10	17,946,413	17,944,000
Banc of America
Securities LLC	0.22%	11/18/09	1/13/10	4,567,363	4,567,000
Credit Suisse Securities (USA) LLC	0.17%	11/20/09	Open	2,768,015	2,767,870
Barclays Capital Inc.	0.42%	11/20/09	Open	1,494,318	1,494,126
Barclays Capital Inc.	0.16%	11/25/09	12/14/09	3,186,085	3,186,000

Total				$107,633,016	$107,617,991

BlackRock Income Opportunity Trust, Inc. (BNA)
Schedule of Investments November 30, 2009 (Unaudited)

•	Interest rate swaps outstanding as of November 30, 2009 were as follows

Fixed Rate	Floating rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

2.75% (a)	3-month LIBOR	Credit Suisse International	October 2010	USD	32,500	$674,489
4.90% (a)	3-month LIBOR	Barclays Bank Plc	September 2012	USD	35,000	3,315,950
3.66% (a)	3-month LIBOR	Citibank NA	April 2013	USD	7,500	481,819
4.28% (a)	3-month LIBOR	Credit Suisse International	July 2013	USD	47,800	4,126,120
2.45% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	November 2014	USD	10,000	60,249
3.89% (a)	3-month LIBOR	Citibank NA	July 2019	USD	6,000	320,857
3.73% (b)	3-month LIBOR	Citibank NA	October 2019	USD	12,000	(457,906)
5.49% (b)	3-month LIBOR	JPMorgan Chase Bank NA	October 2019	USD	5,300	(811,888)
3.31% (a)	3-month LIBOR	Barclays Bank Plc	December 2019	USD	10,800	14,554
5.41% (a)	3-month LIBOR	JPMorgan Chase Bank NA	August 2022	USD	9,405	1,807,617
5.37% (b)	3-month LIBOR	Bank of America NA	September 2027	USD	8,900	(1,784,558)
5.06% (b)	3-month LIBOR	Goldman Sachs Bank USA	November 2037	USD	6,900	(1,248,281)
4.84% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	January 2038	USD	6,100	(865,252)
3.48% (b)	3-month LIBOR	Barclays Bank Plc	March 2039	USD	3,400	325,307

Total						$5,959,077

	(a)	Pays a floating rate and receives fixed rate.

	(b)	Pays fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of November 30, 2009 were as follows

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

iStar Financial Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	USD	300	$21,264
NOVA Chemicals Corp.	5.00%	Citibank NA	March 2012	USD	50	(1,472)
Macy’s, Inc.	7.50%	Morgan Stanley Capital Services, Inc.	June 2012	USD	425	(52,915)
Macy’s, Inc.	8.00%	Morgan Stanley Capital Services, Inc.	June 2012	USD	150	(20,504)

BlackRock Income Opportunity Trust, Inc. (BNA)
Schedule of Investments November 30, 2009 (Unaudited)

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

NOVA Chemicals Corp.	5.00%	JPMorgan Chase Bank NA	June 2012	USD	65	(1,393)
knight Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2012	USD	195	200
Belo Corp.	5.00%	Barclays Bank Plc	June 2013	USD	205	(30,698)
Masco Corp.	5.00%	JPMorgan Chase Bank NA	September 2013	USD	235	(12,065)
Centex Corp.	4.37%	Deutsche Bank AG	December 2013	USD	980	(127,997)
Centex Corp.	4.40%	JPMorgan Chase Bank NA	December 2013	USD	580	(76,427)
NOVA Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	USD	275	(16,624)
D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank NA	March 2014	USD	1,080	(1,313)
Hertz Global Holdings, Inc.	5.00%	Goldman Sachs Bank USA	March 2014	USD	135	(38,811)
Toll Brothers Finance Corp.	2.00%	JPMorgan Chase Bank NA	March 2014	USD	260	(4,122)
Macy’s, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2014	USD	155	3,314
Energy Future Holdings Corp.	5.00%	JPMorgan Chase Bank NA	December 2014	USD	210	(7,157)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	December 2014	USD	275	(91,293)
Pulte Homes Inc.	3.00%	JPMorgan Chase Bank NA	March 2015	USD	325	(15,992)
Lennar Corp.	5.86%	JPMorgan Chase Bank NA	June 2015	USD	420	(46,088)

Total						$(520,093)

BlackRock Income Opportunity Trust, Inc. (BNA)
Schedule of Investments November 30, 2009 (Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

	Assets	Liabilities

Level 1
Long-Term Investments:
Common Stocks	$82,254	—
Short Term Securities	258,336	—

Total Level 1	340,590	—

Level 2
Long-Term Investments:
Asset-Backed Securities	22,360,787	—
Capital Trusts	7,244,610	—
Corporate Bonds	180,874,364	—
Foreign Agency Obligations	18,340,599	—
Taxable Municipal Bonds	8,381,934	—
Non-Agency Mortgage-Backed Securities	89,731,817	—
TBA Sale Commitments		$(36,246,901)
U.S. Government Obligations	52,365,672	—
U.S. Government Sponsored Agency Securities	143,489,757	—
Warrants	31,337	—

Total Level 2	522,820,877	(36,246,901)

Level 3
Long-Term Investments:
Asset-Backed Securities	1,226,932	—
Corporate Bonds	454,435	—
Non-Agency Mortgage-Backed Securities	6,218,249	—
Other Interests	382	—
U.S. Government Sponsored Agency Securities	10,903,254	—

	18,803,252	—

Total	$541,964,719	$(36,246,901)

BlackRock Income Opportunity Trust, Inc. (BNA)
Schedule of Investments November 30, 2009 (Unaudited)

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	$2,714,576	$(904,148)
Level 2	13,379,357	(14,070,678)
Level 3	—	(11,850,234)

Total	$16,093,933	$(26,825,060)

[1] Other financial instruments are swaps, financial futures contracts, options purchased, options written, TALF loan and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options purchased, options written and TALF loan are shown at market value.

BlackRock Income Opportunity Trust, Inc. (BNA)
Schedule of Investments November 30, 2009 (Unaudited)

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Investments in Securities

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Other Interests	US Government Sponsored Agency Securities	Total

Balance, as of August 31, 2009	$1,229,483	$1,073,273	$6,225,096	$381	$11,194,451	$19,722,684
Accrued discounts/premiums	—	—	—	—	—	—
Realized gain (loss)	—	—	(3,763)	—	(1,803)	(5,566)
Change in unrealized appreciation (depreciation)[2]	(2,551)	205,412	248,719	—	(238,416)	213,164
Net purchases (sales)	—	—	(251,803)	—	(50,978)	(302,781)
Net transfers in/out of Level 3	—	(824,250)	—	1	—	(824,249)

Balance, as of November 30, 2009	$1,226,932	$454,435	$6,218,249	$382	$10,903,254	$18,803,252

2 The change in unrealized appreciation/depreciation on securities still held at November 30, 2009 was $176,415.

The following is a reconciliation of other financial instruments for unobservable inputs (Level 3) used in determining fair value:

Other Financial Instruments[3]

Liabilities

Balance, as of August 31, 2009	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in/out of Level 3	$(11,850,234)

Balance, as of November 30, 2009	$(11,850,234)

3 Other financial instruments are TALF loans.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Opportunity Trust, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Income Opportunity Trust, Inc.

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Income Opportunity Trust, Inc.

Date: January 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Opportunity Trust, Inc.

Date: January 22, 2010